Condensed Consolidated Balance Sheets (Parenthetical) (USD $)	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Statement Of Financial Position [Abstract]
Preferred stock, shares authorized	5,000,000	5,000,000	5,000,000
Preferred stock, shares outstanding
Common stock, par value
Common stock, shares authorized	1,001,830,627	297,527,214	213,527,214
Common stock, shares issued	586,375,325	251,346,385	198,831,216
Common stock, shares outstanding	586,375,325	251,346,385	198,831,216